Consolidated Statements of Operations - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Net sales	$ 55,277,400	$ 71,324,446	$ 87,828,590
Cost of goods sold	41,191,022	53,019,699	59,955,390
Gross profit	14,086,378	18,304,747	27,873,200
Selling, general and administrative expenses	19,245,502	23,434,360	26,130,956
Royalty (income) expense, net	331,934	(6,510)	(32,898)
Amortization of intangible assets	42,006	38,598	34,768
Income (loss) from operations	(5,533,064)	(5,161,701)	1,740,374
Other expense, net:
Interest expense	(569,812)	(521,142)	(608,417)
Other, net	(307)	7,717	(79,855)
Other expense, net	(570,119)	(513,425)	(688,272)
Income (loss) before income taxes	(6,103,183)	(5,675,126)	1,052,102
Income tax expense (benefit)	18,041	(5,805)	(16,651)
Net income (loss)	$ (6,121,224)	$ (5,669,321)	$ 1,068,753
Net income (loss) per share - basic and diluted (in dollars per share)	$ (0.83)	$ (0.77)	$ 0.14